Schedule of Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Expected volatility	88.76%	88.35%
Risk-free interest rate	3.81%	2.09%
Expected option life	5 years 9 months 18 days	6 years
Expected dividend yield	0.00%	0.00%